CONVERTIBLE DEBT INSTRUMENTS - Schedule of Convertible Instruments (Details) R$ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2026 BRL (R$)	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	R$ 23,059,604	R$ 23,059,604
Foreign currency exchange		(934,329)
Balance at the end of the period		9,884,027
Current		0		R$ 88,996
Non-current		0		308,370
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | $			$ 21,693,348
Foreign currency exchange | $			(934,329)
Balance at the end of the period | $			$ 8,471,571
Convertible debenture instrument
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	397,366	397,366
Interest incurred		647,150
Foreign currency exchange		(6,745)
Debt into equity conversion	1,037,771	(1,037,771)
Balance at the end of the period		0
Current		0		88,996
Non-current		0		R$ 308,370
Convertible debenture instrument | 2025
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	0	0
Balance at the end of the period		0
Convertible debenture instrument | 2026
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	88,996	88,996
Balance at the end of the period		0
Convertible debenture instrument | 2028
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	308,370	308,370
Balance at the end of the period		0
Convertible debenture instrument | U.S. dollar
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	R$ 397,366	397,366
Interest incurred		647,150
Foreign currency exchange		(6,745)
Debt into equity conversion		(1,037,771)
Balance at the end of the period		R$ 0